September 30, 2010
DIAMOND HILL FUNDS
Diamond Hill Small Cap Fund
Diamond Hill Small-Mid Cap Fund
Diamond Hill Large Cap Fund
Diamond Hill Select Fund
Diamond Hill Long-Short Fund
Diamond Hill Financial Long-Short Fund
Diamond Hill Strategic Income Fund
Supplement to Prospectus Dated February 28, 2010
Portfolio Management section on Page 23 has been revised as follows:
Effective September 30, 2010 Austin Hawley has been added as an Assistant Portfolio Manager to the Strategic Income Fund, replacing Bill Dierker.
How to Exchange Shares section on Page 34. The first three paragraphs have been deleted and replaced with the following:
You may exchange any or all of your shares in a fund for shares in another fund or another share class of the same fund, subject to the following conditions:
Exchanges of Class A Shares of the Fund You may exchange any and all of your Class A shares of a fund for Class A shares of another fund without sales charge. Class A shares can also be exchanged for Class I shares of the same fund or a different fund if the investment minimum and eligibility requirements of Class I shares are met.
Exchanges of Class C Shares of the Fund You may exchange any and all of your Class C shares of a fund for Class C shares of another fund. Class C shares can also be exchanged for Class I shares of the same fund or a different fund, subject to any applicable CDSC charge, if the investment minimum and eligibility requirements of Class I shares are met.
This Supplement and the Prospectus dated February 28, 2010 provide the information a prospective investor ought to know before investing and should be retained for future reference.

September 30, 2010
DIAMOND HILL FUNDS
Diamond Hill Small Cap Fund
Diamond Hill Small-Mid Cap Fund
Diamond Hill Large Cap Fund
Diamond Hill Select Fund
Diamond Hill Long-Short Fund
Diamond Hill Financial Long-Short Fund
Diamond Hill Strategic Income Fund
Supplement to Statement of Additional Information Dated February 28, 2010
Portfolio Manager Holdings section beginning on Page 43 has been revised as of September 30, 2010 as follows:

Dollar Range of Shares in the Fund
	Portfolio Manager /		$1 –	$10,001 –	$50,001 –	$100,001 –	$500,001 –	Over
Fund	Assistant Portfolio Manager		$10,000	$50,000	$100,000	$500,000	$1,000,000	$1,000,000
Small Cap Fund	Tom Schindler	PM				X
	Chris Bingaman	APM		X
	Chris Welch	APM			X
Small-Mid Cap Fund	Chris Welch	PM				X
	Chris Bingaman	APM			X
	Tom Schindler	APM		X
Large Cap Fund	Chuck Bath	PM						X
	Bill Dierker	APM				X
	Chris Welch	APM		X
Select Fund	Bill Dierker	PM				X
	Chuck Bath	APM	X
	Chris Welch	APM				X
Long-Short Fund	Ric Dillon	PM						X
	Chuck Bath	PM					X
	Chris Bingaman	APM				X
Financial Long-Short	Chris Bingaman	PM				X
Fund	Austin Hawley	APM			X
	John Loesch	APM	X
Strategic Income Fund	Bill Zox	PM				X
	Chris Bingaman	APM				X
	Austin Hawley	APM			X
PM — Portfolio Manager
APM — Assistant Portfolio Manager
Effective September 30, 2010 Austin Hawley has been added as Assistant Portfolio Manager for the Strategic Income Fund, replacing Bill Dierker.

The table on page 44 indicating the dollar range of shares beneficially owned in aggregate of all Diamond Hill Funds by each of the portfolio managers, principal officers of the Trust, and all other employees of the Adviser as of September 30, 2010:

Dollar Range of Shares in all Diamond Hill Funds
		$1 –	$10,001 –	$50,001 –	$100,001 –	$500,001 –	Over
Individual	Title	$10,000	$50,000	$100,000	$500,000	$1,000,000	$1,000,000
Chuck Bath	Portfolio Manager						X
Chris Bingaman	Portfolio Manager						X
Ric Dillon	Portfolio Manager						X
Bill Dierker	Portfolio Manager					X
Austin Hawley	Asst. Portfolio Mgr.				X
John Loesch	Asst. Portfolio Mgr.			X
Tom Schindler	Portfolio Manager				X
Chris Welch	Portfolio Manager					X
Bill Zox	Portfolio Manager				X
James Laird	President						X
Gary Young	Chief Administrative Officer				X
George Stevens	Chief Compliance Officer		X
Trent Statczar	Treasurer		X
All other employees of the Adviser (collectively)	N/A						X
Other Portfolio Manager Information section: The tables on pages 45, 46 and 47 indicating the number of accounts and assets under management (in millions) for each type of account should be deleted and replaced with the following information (valuation as of August 31, 2010):
Chuck Bath, Portfolio Manager, Large Cap Fund and Long-Short Fund; Assistant Portfolio Manager, Select Fund

	Number of Accounts		Assets Under Management
		Subject to a		Subject to a
Account Type	Total	Performance Fee	Total	Performance Fee
Registered Investment Companies	2	0	$45.2	$0
Other Pooled Investment Vehicles	6	3	$347.7	$237.9
Other Accounts	206	4	$2,142.9	$25.2
Chris Bingaman, Portfolio Manager, Financial Long-Short Fund; Assistant Portfolio Manager, Small Cap Fund, Small-Mid Cap Fund, Long-Short Fund and Strategic Income Fund

	Number of Accounts		Assets Under Management
		Subject to a		Subject to a
Account Type	Total	Performance Fee	Total	Performance Fee
Registered Investment Companies	1	0	$39.4	$0
Other Pooled Investment Vehicles	3	3	$237.9	$237.9
Other Accounts	47	0	$214.2	$0

Bill Dierker, Portfolio Manager, Select Fund; Assistant Portfolio Manager, Large Cap Fund

	Number of Accounts		Assets Under Management
		Subject to a		Subject to a
Account Type	Total	Performance Fee	Total	Performance Fee
Registered Investment Companies	2	0	$45.2	$0
Other Pooled Investment Vehicles	3	0	$109.7	$0
Other Accounts	205	4	$2,137.5	$25.2
Ric Dillon, Portfolio Manager, Long-Short Fund

	Number of Accounts		Assets Under Management
		Subject to a		Subject to a
Account Type	Total	Performance Fee	Total	Performance Fee
Registered Investment Companies	0	0	$0	$0
Other Pooled Investment Vehicles	3	3	$237.9	$237.9
Other Accounts	2	0	$194.0	$0
Austin Hawley, Assistant Portfolio Manager, Financial Long-Short Fund and Strategic Income Fund

	Number of Accounts		Assets Under Management
		Subject to a		Subject to a
Account Type	Total	Performance Fee	Total	Performance Fee
Registered Investment Companies	1	0	$39.4	$0
Other Pooled Investment Vehicles	1	0	$0.5	$0
Other Accounts	18	0	$26.6	$0
John Loesch, Assistant Portfolio Manager, Financial Long-Short Fund

	Number of Accounts		Assets Under Management
		Subject to a		Subject to a
Account Type	Total	Performance Fee	Total	Performance Fee
Registered Investment Companies	1	0	$39.4	$0
Other Pooled Investment Vehicles	1	0	$0.9	$0
Other Accounts	0	0	$0	$0

Tom Schindler, Portfolio Manager, Small Cap Fund; Assistant Portfolio Manager, Small-Mid Cap Fund

	Number of Accounts		Assets Under Management
		Subject to a		Subject to a
Account Type	Total	Performance Fee	Total	Performance Fee
Registered Investment Companies	0	0	$0	$0
Other Pooled Investment Vehicles	0	0	$0	$0
Other Accounts	28	0	$182.2	$0
Chris Welch, Portfolio Manager, Small-Mid Cap Fund; Assistant Portfolio Manager, Small Cap Fund, Large Cap Fund, and Select Fund

	Number of Accounts		Assets Under Management
		Subject to a		Subject to a
Account Type	Total	Performance Fee	Total	Performance Fee
Registered Investment Companies	2	0	$45.2	$0
Other Pooled Investment Vehicles	0	0	$0	$0
Other Accounts	229	0	$2,294.5	$0
Bill Zox, Portfolio Manager, Strategic Income Fund

	Number of Accounts		Assets Under Management
		Subject to a		Subject to a
Account Type	Total	Performance Fee	Total	Performance Fee
Registered Investment Companies	0	0	$0	$0
Other Pooled Investment Vehicles	0	0	$0	$0
Other Accounts	18	0	$26.6	$0

Officers

Year First
		Elected a		Number of
		Trustee		Portfolios in	Other
		and/or		Trust	Directorships
		Officer of	Principal Occupation(s)	Overseen by	Held by
Name and Age	Position Held	the Fund[1]	During Past Five Years	Trustee	Trustee[2]
James F. Laird [3] Year of Birth: 1957	President	Since December 2001	Chief Financial Officer of Diamond Hill Investment Group, Inc. since December 2001; President of Diamond Hill Securities, Columbus, Ohio, since July 2001; Vice President-Corporate Strategy with Nationwide Insurance from January 2001 to July 2001; Senior Vice President-Product Development with Villanova Capital from February 1999 through December 2000; Vice President and General Manager with Nationwide Advisory Services from January 1995 through February 1999 and Treasurer with Nationwide Mutual Funds from January 1995 through December 2000.	N/A	None

Gary R. Young[3] Year of Birth: 1969	Secretary and Chief Administrative Officer	Since May 2004 Since October 2010	Controller of Diamond Hill Investment Group, Inc. since April 2004; Director of Mutual Fund Administration with Banc One Investment Advisors from October 1998 through April 2004; Vice President and Manager of Mutual Fund Accounting and Financial Reporting with First Chicago NBD from January 1996 through October 1998.	N/A	None

Trent M. Statczar Year of Birth: 1971	Treasurer	Since October 2010	Director, Beacon Hill Fund Services, Inc. 2008 to present; Senior Vice President (latest position held) Citi Fund Services Ohio, Inc. (formally BISYS Fund Services Ohio, Inc.) from 1993 to 2008; Treasurer of various investment companies from 2001 to present.	N/A	None

Year First
		Elected a		Number of
		Trustee		Portfolios in	Other
		and/or		Trust	Directorships
		Officer of	Principal Occupation(s)	Overseen by	Held by
Name and Age	Position Held	the Fund[1]	During Past Five Years	Trustee	Trustee[2]
George L. Stevens, Jr. Year of Birth: 1951	Chief Compliance Officer	Since October 2010	Director and Mutual Fund CCO, Beacon Hill Fund Services, Inc. 2008 to present; Vice President, Citi Fund Services Ohio, Inc. from 1996 to 2008.	N/A	None

[1]	Trustees and Officers of the Fund serve until their resignation, removal or retirement. The address for all Trustees and Officers is 325 John H. McConnell Blvd., Suite 200, Columbus, OH 43215.

[2]	This includes all directorships (other than those in the Trust) that are held by each trustee as a director of a public company or a registered investment company.

[3]	“Interested Persons” within the meaning of the 1940 Act on the basis of their affiliation with the Investment Adviser, Diamond Hill Capital Management, Inc., or its affiliated entities.